Schedule of Investments (unaudited) July 31, 2023	iShares U.S. Securitized Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust
Series 2022-1, Class A, 2.21%, 03/15/27	$3,750	$3,563,177
Series 2022-2, Class A, 3.39%, 05/15/27	8,302	8,033,610
BA Credit Card Trust, Series 2021-A1, Class A1, 0.44%, 09/15/26	4,166	4,017,512
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A4, 1.74%, 08/18/25	1,962	1,930,948
Hyundai Auto Receivables Trust
Series 2022-B, Class A3, 3.72%, 11/16/26	620	604,957
Series 2022-B, Class A4, 3.80%, 08/15/28	450	433,415
Santander Drive Auto Receivables Trust,
Series 2022-4, Class A3, 4.14%, 02/16/27	790	780,260
Toyota Auto Receivables Owner Trust
Series 2021-B, Class A3, 0.26%, 11/17/25	1,991	1,930,280
Series 2021-B, Class A4, 0.53%, 10/15/26	2,073	1,914,652
Series 2022-B, Class A3, 2.93%, 09/15/26	10,000	9,694,242
Verizon Master Trust, Series 2021-1, Class A, 0.50%, 05/20/27	2,382	2,283,056

Total Asset-Backed Securities — 0.8% (Cost: $36,311,113)		35,186,109

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities — 2.7%
Bank
Series 2019-BN18, Class A4, 3.58%, 05/15/62	1,659	1,466,609
Series 2019-BN21, Class A5, 2.85%, 10/17/52	4,564	3,902,848
Series 2020-BN27, Class A5, 2.14%, 04/15/63	4,515	3,591,882
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/50	1,908	1,772,868
Series 2020-C7, Class A5, 2.04%, 04/15/53	5,536	4,513,801
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	7,713	6,338,862
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	2,489	2,344,400
Series 2019-B10, Class A4, 3.72%, 03/15/62	2,654	2,416,926
Series 2019-B11, Class A4, 3.28%, 05/15/52	3,319	2,944,994
Series 2019-B13, Class A4, 2.95%, 08/15/57	7,093	6,186,349
Series 2019-B9, Class A5, 4.02%, 03/15/52	2,489	2,266,393
Series 2020-B19, Class B, 2.35%, 09/15/53	937	636,431
Series 2020-B21, Class A4, 1.70%, 12/17/53	2,988	2,375,334
Series 2020-B21, Class A5, 1.98%, 12/17/53	1,990	1,574,565
Series 2021-B29, Class A5, 2.39%, 09/15/54	2,763	2,230,444
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/46	573	569,647
Series 2014-GC25, Class A4, 3.64%, 10/10/47	413	398,052
Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,243	1,182,291
Series 2016-GC37, Class A4, 3.31%, 04/10/49	2,903	2,708,507
Series 2016-P5, Class A4, 2.94%, 10/10/49	829	755,983
Series 2017-C4, Class A4, 3.47%, 10/12/50	7,905	7,266,890
Series 2017-P7, Class A4, 3.71%, 04/14/50	1,866	1,723,009
Commercial Mortgage Trust
Series 2013-CR12, Class A4, 4.05%, 10/10/46	607	603,262
Series 2014-CR20, Class A3, 3.33%, 11/10/47	3,389	3,292,083
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	413	408,355
Series 2015-PC1, Class A5, 3.90%, 07/10/50	1,243	1,187,898
Series 2016-CR28, Class A4, 3.76%, 02/10/49	620	587,397
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 08/15/48	829	788,709

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust (continued)
Series 2016-C7, Class A5, 3.50%, 11/15/49	$3,984	$3,663,880
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	3,319	3,071,867
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	6,225	5,682,742
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K146, Class A2, 2.92%, 06/25/32	2,000	1,750,573
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	2,489	2,316,785
GS Mortgage Securities Trust
Series 2014-GC24, Class A5, 3.93%, 09/10/47	5,809	5,609,522
Series 2015-GC30, Class A4, 3.38%, 05/10/50	496	471,568
Series 2015-GS1, Class A3, 3.73%, 11/10/48	1,908	1,800,406
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47	163	160,615
Series 2015-C31, Class A3, 3.80%, 08/15/48	1,620	1,530,930
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 09/15/50	2,903	2,637,767
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	4,979	4,537,550
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class AS, 3.99%, 07/15/46(a)	414	401,082
Series 2014-C16, Class A4, 3.60%, 06/15/47	1,881	1,848,601
Series 2015-C24, Class A4, 3.73%, 05/15/48	620	589,802
Series 2016-C28, Class A4, 3.54%, 01/15/49	5,621	5,248,029
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	978	921,147
Series 2018-H3, Class A4, 3.91%, 07/15/51	2,489	2,304,275
Series 2019-H6, Class A4, 3.42%, 06/15/52	488	434,119
Series 2019-L3, Class AS, 3.49%, 11/15/52	628	536,909
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A5, 3.45%, 02/15/48	1,243	1,183,374
Series 2015-SG1, Class A4, 3.79%, 09/15/48	4,028	3,834,482
Series 2019-C49, Class A5, 4.02%, 03/15/52	3,195	2,969,783
Series 2020-C56, Class A5, 2.45%, 06/15/53	2,580	2,154,174
Series 2020-C58, Class A4, 2.09%, 07/15/53	2,349	1,884,718

Total Non-Agency Mortgage-Backed Securities — 2.7% (Cost: $141,316,360)		123,579,489

U.S. Government Sponsored Agency Securities

Agency Obligations — 6.5%
Fannie Mae Mortgage-Backed Securities 4.00%, 08/17/38 - 01/01/50(b)	16,475	15,851,491
3.50%, 05/01/48 - 07/01/50	7,145	6,541,819
2.50%, 09/01/50 - 02/01/52	4,109	3,477,877
2.00%, 12/01/50 - 07/01/51	15,682	12,721,857
3.00%, 01/01/52	7,804	6,828,207
5.00%, 04/01/53 - 05/01/53	10,556	10,326,320
6.00%, 04/01/53 - 07/01/53	9,718	9,897,692
5.50%, 05/01/53 - 06/01/53	20,575	20,637,477
Freddie Mac Mortgage-Backed Securities 2.50%, 03/01/51 - 04/01/53	24,524	20,687,497
3.00%, 05/01/51	1,445	1,271,054
4.00%, 02/01/53	7,767	7,354,138
5.00%, 04/01/53 - 07/01/53	22,853	22,393,882
5.50%, 04/01/53 - 06/01/53	37,300	37,182,381
6.00%, 07/01/53	7,348	7,463,642

1

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Securitized Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agency Obligations (continued)
Ginnie Mae Mortgage-Backed Securities(b) 2.00%, 08/21/53	$39,625	$33,124,023
3.50%, 08/21/53	40,000	36,750,000
4.00%, 08/21/53	21,100	19,873,562
Uniform Mortgage-Backed Securities, 2.50%, 08/17/38(b)	20,700	18,780,398

		291,163,317

Commercial Mortgage-Backed Securities — 2.3%
Fannie Mae
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	194	189,220
Series 2016-M5, Class A2, 2.47%, 04/25/26	4,757	4,459,239
Series 2016-M6, Class A2, 2.49%, 05/25/26	4,910	4,594,481
Series 2017-M15, Class A2, 2.96%, 09/25/27(a)	3,070	2,876,659
Series 2018-M12, Class A2, 3.63%, 08/25/30(a)	2,489	2,333,822
Series 2018-M3, Class A2, 3.07%, 02/25/30(a)	7,252	6,642,735
Series 2019-M22, Class A2, 2.52%, 08/25/29	3,712	3,292,423
Series 2020-M46, Class A2, 1.32%, 05/25/30	4,549	3,701,220
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	2,489	2,024,130
Series 2022-M21, Class A2, 1.60%, 04/25/31(a)	3,536	2,842,364
Freddie Mac Multifamily Structured Pass Through Certificates
Series K052, Class A2, 3.15%, 11/25/25	620	593,533
Series K063, Class A2, 3.43%, 01/25/27(a)	4,150	3,956,213
Series K066, Class A2, 3.12%, 06/25/27	2,903	2,727,080
Series K067, Class A1, 2.90%, 03/25/27	2,106	2,021,315
Series K076, Class A2, 3.90%, 04/25/28	1,659	1,599,232
Series K088, Class A2, 3.69%, 01/25/29	413	393,607
Series K100, Class A2, 2.67%, 09/25/29	8,302	7,421,778
Series K101, Class A2, 2.52%, 10/25/29	4,690	4,152,494
Series K110, Class A2, 1.48%, 04/25/30	2,190	1,795,905
Series K111, Class A2, 1.35%, 05/25/30	829	671,484
Series K123, Class A2, 1.62%, 12/25/30	8,302	6,744,580
Series K126, Class A2, 2.07%, 01/25/31	9,074	7,604,494
Series K-1521, Class A2, 2.18%, 08/25/36	3,967	2,957,690
Series K734, Class A2, 3.21%, 02/25/26	4,731	4,530,746
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K041, Class A2, 3.17%, 10/25/24	6,225	6,051,911
Series K081, Class A2, 3.90%, 08/25/28(a)	8,302	8,015,593
Series K144, Class A2, 2.45%, 04/25/32	5,000	4,216,975
Series K730, Class A2, 3.59%, 01/25/25(a)	7,147	6,961,986

		105,372,909

Mortgage-Backed Securities — 87.4%
Fannie Mae Mortgage-Backed Securities 3.00%, 02/01/47	960	859,596
4.00%, 02/01/47 - 02/01/57	4,517	4,247,954
2.50%, 05/01/50 - 07/01/52	9,240	7,837,646
3.50%, 11/01/51	5,086	4,670,765
2.00%, 03/01/52	20,000	16,200,231
(12-mo. LIBOR US + 1.53%), 5.20%, 05/01/43(a)	40	38,617
(12-mo. LIBOR US + 1.54%), 5.41%, 06/01/43(a)	49	48,821
(12-mo. LIBOR US + 1.70%), 5.95%, 08/01/42(a)	12	11,876
(12-mo. LIBOR US + 1.75%), 5.49%, 08/01/41(a)	4	3,814
(12-mo. LIBOR US + 1.83%), 4.08%, 11/01/40(a)	2	2,324
Freddie Mac, Series K-151, Class A2, 3.80%, 10/25/32(a)	3,750	3,511,557

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities
8.00%, 12/01/24	$4		$3,586
3.00%, 03/01/27 - 10/01/47	35,861		32,247,944
2.50%, 07/01/28 - 06/01/52	10,079		9,196,832
3.50%, 03/01/32 - 06/01/49	34,944		32,376,285
5.00%, 04/01/33 - 04/01/49	1,570		1,566,805
4.00%, 05/01/33 - 01/01/49	11,973		11,408,342
5.50%, 06/01/35 - 01/01/39	51		52,291
4.50%, 06/01/38 - 01/01/49	4,964		4,866,520
2.00%, 03/01/52	9,459		7,659,866
(12-mo. LIBOR US + 1.50%), 5.25%, 06/01/43(a)	1		991
(12-mo. LIBOR US + 1.70%), 4.42%, 08/01/41(a)	3		2,671
(12-mo. LIBOR US + 1.84%), 4.29%, 09/01/40(a)	5		5,138
Ginnie Mae Mortgage-Backed Securities 7.50%, 12/15/23	—	(c)	136
5.50%, 12/15/32 - 08/21/53(b)	63,665		63,293,145
6.00%, 03/15/35 - 10/20/38	56		58,468
6.50%, 09/15/36	41		41,850
4.50%, 07/15/39 - 08/01/53(b)	65,753		63,507,728
5.00%, 11/15/39 - 08/01/53(b)	54,224		53,236,209
4.00%, 03/15/41 - 10/20/52	63,479		60,301,046
3.50%, 09/20/42 - 02/20/52	90,450		84,078,502
3.00%, 01/20/43 - 08/01/53(b)	168,612		151,015,140
2.50%, 05/20/45 - 08/01/53(b)	248,061		213,812,194
2.00%, 07/20/50 - 04/20/52	188,299		157,754,431
1.50%, 10/20/51	796		636,259
Uniform Mortgage-Backed Securities 4.50%, 05/01/24 - 08/14/53(b)	148,921		143,116,951
4.00%, 10/01/25 - 08/14/53(b)	204,790		193,065,032
3.50%, 02/01/26 - 08/14/53(b)	270,986		248,902,061
3.00%, 01/01/27 - 08/14/53(b)	436,378		389,115,167
2.50%, 09/01/28 - 08/14/53(b)	749,641		640,188,970
7.00%, 02/01/32	8		7,703
6.50%, 07/01/32	33		34,384
5.00%, 11/01/33 - 08/14/53(b)	95,679		93,597,206
6.00%, 03/01/34 - 08/14/53(b)	50,413		50,762,083
2.00%, 12/01/35 - 08/14/53(b)	1,172,421		972,077,792
1.50%, 03/01/36 - 11/01/51	131,018		105,961,745
5.50%, 04/01/36 - 08/14/53(b)	97,891		97,515,159

			3,918,899,833

Total U.S. Government Sponsored Agency Securities — 96.2% (Cost: $4,762,865,967)			4,315,436,059

Total Long-Term Investments — 99.7% (Cost: $4,940,493,440)			4,474,201,657

	Shares

Short-Term Securities

Money Market Funds — 20.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(d)(e)	917,417,864		917,693,089

Total Short-Term Securities — 20.5% (Cost: $917,467,622)			917,693,089

Total Investments Before TBA Sale Commitments — 120.2% (Cost: $5,857,961,062)			5,391,894,746

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Securitized Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

TBA Sale Commitments(b)

Mortgage-Backed Securities — (1.8)%
Ginnie Mae Mortgage-Backed Securities, 5.50%, 08/21/53	$(5,625)	$(5,589,844)
Uniform Mortgage-Backed Securities 2.00%, 08/14/53	(38,350)	(31,047,021)
2.50%, 08/14/53	(25,100)	(21,148,221)
5.00%, 08/14/53	(2,325)	(2,271,143)
5.50%, 08/14/53	(19,575)	(19,438,893)

Total TBA Sale Commitments — (1.8)% (Proceeds: $(79,689,379))		(79,495,122)

Total Investments, Net of TBA Sale Commitments — 118.4% (Cost: $5,778,271,683)		5,312,399,624

Liabilities in Excess of Other Assets — (18.4)%		(827,185,528)

Net Assets — 100.0%		$4,485,214,096

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Represents or includes a TBA transaction.
(c)	Rounds to less than 1,000.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$629,253,363	$288,117,103	(a)	$—	$(15,510)	$338,133	$917,693,089	917,417,864	$25,426,496	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

3

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Securitized Bond Index Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$35,186,109	$—	$35,186,109
Non-Agency Mortgage-Backed Securities	—	123,579,489	—	123,579,489
U.S. Government Sponsored Agency Securities	—	4,315,436,059	—	4,315,436,059
Short-Term Securities
Money Market Funds	917,693,089	—	—	917,693,089
Liabilities
Investments
TBA Sale Commitments	—	(79,495,122)	—	(79,495,122)

	$917,693,089	$4,394,706,535	$—	$5,312,399,624

Portfolio Abbreviation

LIBOR	London Interbank Offered Rate

TBA	To-Be-Announced

S C H E D U L E O F I N V E S T M E N T S	4